Cash, Cash Equivalents and Current Marketable Securities (Details) (USD $) In Millions, unless otherwise specified	Dec. 28, 2014	Dec. 29, 2013
Cash, Cash Equivalents, and Short-term Investments [Abstract]
Cash	$ 2,336	$ 2,789
Government securities and obligations	20,610	7,632
Reverse repurchase agreements	6,735	15,006
Corporate debt securities	1,343	1,467
Money market funds	1,352	1,886
Time deposits	713	426
Total cash, cash equivalents and current marketable securities	$ 33,089	$ 29,206